UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [  ];     Amendment Number: ___
This Amendment (Check only one):     [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sloane Robinson LLP
Address: 20 St Dunstan's Hill, London, EC3R 8ND

Form 13F File Number: 28-12596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Cutler

Title:     Head of Legal and Compliance

Phone:     +44 207 929 2771


Signature, Place, and Date of Signing:


/s/ John Cutler              London, England            6th November 2012
-----------------            ---------------            -----------------
Signature                    City, State                Date

Report Type     (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None


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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                nil

Form 13F Information Table Entry Total:           34

Form 13F Information Table Value Total:           $146,375
                                                  (thousands)

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
                                                                  Total number
                                Title                      Value   of shares     SH/   Put/  Investment  Other
Name of issuer                 of Class          CUSIP     x$1000     held       PRN   Call  Discretion Managers Sole  Shared  None
----------------------------   --------        ---------   ------ ------------   ---   ----  ---------- -------- ----  ------  ----
AIRMEDIA GROUP INC             SPONSORED ADR   009411109   1,011      163,200    SH             SOLE            163,200
APPLE INC                      COM             037833100      64          100    SH             SOLE                100
ARCHER DANIELS MIDLAND CO      COM             039483102     138        5,000    SH             SOLE              5,000
BARCLAYS BANK PLC              ETN DJUBS
                               AGRI37          06739H206   1,073       18,300    SH             SOLE             18,300
CHECK POINT SOFTWARE TECH LT   ORD             M22465104     170        3,000    SH             SOLE              3,000
COMPANHIA DE BEBIDAS DAS AME   SPONSORED
                               ADR PFD         20441W203     626       16,400    SH             SOLE             16,400
FOMENTO ECONOMICO MEXICANO     SPONSORED
                               ADR UNITS       344419106     932       13,600    SH             SOLE             13,600
HALLIBURTON CO                 COM             406216101   6,868      187,800    SH             SOLE            187,800
ISHARES INC MSCI HONG KONG     ETF             464286871      58        3,300    SH             SOLE              3,300
ISHARES TR BARCLYS TIPS BD     ETF             464287176     213        1,800    SH             SOLE              1,800
ISHARES TR MSCI EMERG MKT      ETF             464287234   4,293      108,052    SH             SOLE            108,052
JOY GLOBAL INC                 COM             481165108   1,353       24,000    SH             SOLE             24,000
MARKET VECTORS ETF TR AGRIBUS  ETF             57060U605     417        8,200    SH             SOLE              8,200
MARKET VECTORS ETF TR VIETNAM  ETF             57060U761     127        6,700    SH             SOLE              6,700
MEAD JOHNSON NUTRITION CO      COM             582839106      15          200    SH             SOLE                200
MECHEL OAO                     SPON ADR PFD    583840509     234       34,139    SH             SOLE             34,139
MELCO CROWN ENTMT LTD          ADR             585464100      14        1,100    SH             SOLE              1,100
MICROSOFT CORP                 COM             594918104     296        9,700    SH             SOLE              9,700
MINDRAY MEDICAL INTL LTD       SPONSORED ADR   602675100      28          800    SH             SOLE                800
MOBILE TELESYSTEMS OJSC        SPONSORED ADR   607409109      89        5,000    SH             SOLE              5,000
MOSAIC CO                      NEW COM         61945C103     163        3,000    SH             SOLE              3,000
NATIONAL OILWELL VARCO INC     COM             637071101  29,621      384,500    SH             SOLE            384,500
NEW ORIENTAL ED & TECH GRP I   SPONSORED ADR   647581107  17,982      855,300    SH             SOLE            855,300
NEWMONT MINING CORP            COM             651639106     246        4,800    SH             SOLE              4,800
NEWS CORP                      CLA             65248E104  27,181    1,314,100    SH             SOLE          1,314,100
NICE SYS LTD                   SPONSORED ADR   653656108     151        4,700    SH             SOLE              4,700
QIHOO 360 TECHNOLOGY CO LTD    ADS             74734M109     655       30,000    SH             SOLE             30,000
RYDER SYS INC                  COM             783549108     151        3,700    SH             SOLE              3,700
SAFEWAY INC                    COM NEW         786514208     147        8,900    SH             SOLE              8,900
SINA CORP                      ORD             G81477104     398        6,300    SH             SOLE              6,300
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR   874039100   1,124       72,200    SH             SOLE             72,200
VIRGIN MEDIA INC               COM             92769L101   5,281      206,800    SH             SOLE            206,800
YANDEX N V                     SHS CLASS A     N97284108  13,921      658,500    SH             SOLE            658,500
YUM BRANDS INC                 COM             988498101  31,335      472,600    SH             SOLE            472,600

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